CONSOLIDATED BALANCE SHEETS - USD ($)		Feb. 28, 2017	Feb. 29, 2016
Current assets
Cash and cash equivalents		$ 470,217,004	$ 434,042,036
Term deposits		0	17,292,636
Restricted cash-current		2,732,559	1,083,787
Short-term investments		229,456,397	27,470,431
Amounts due from related parties-current	[1]	3,424,285	2,594,430
Inventory		2,823,039	600,441
Deferred tax assets-current		0	738,406
Income tax receivable		2,244,898	0
Prepaid expenses and other current assets		160,222,823	32,037,407
Total current assets		871,121,005	515,859,574
Restricted cash-non-current		5,660,713	3,881,858
Property and equipment, net		154,306,718	114,629,683
Deferred tax assets-non-current		16,188,301	6,654,778
Rental deposits		32,659,360	17,114,552
Intangible assets, net		37,966,808	15,194,421
Goodwill		267,162,685	87,022,517
Amounts due from related parties-non-current	[1]	0	1,342,999
Long-term investments		347,732,444	274,356,960
Long-term prepayments and other non-current assets		96,107,917	25,321,691
Total assets		1,828,905,951	1,061,379,033
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of $9,371,013 and $20,905,226 as of February 29, 2016 and February 28, 2017, respectively)		22,637,199	10,404,047
Deferred revenue-current (including deferred revenue-current of the consolidated VIEs without recourse to TAL Education Group of $260,137,064 and $465,944,822 as of February 29, 2016 and February 28, 2017, respectively)		504,147,032	280,934,750
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs without recourse to TAL Education Group of $4,277,896 and $192,785 as of February 29, 2016 and February 28, 2017, respectively)	[2]	3,042,785	4,277,896
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of $51,183,663 and $90,834,954 as of February 29, 2016 and February 28, 2017, respectively)		116,830,290	70,267,551
Income tax payable (including income tax payable of the consolidated VIEs without recourse to TAL Education Group of $15,525,069 and $15,204,900 as of February 29, 2016 and February 28, 2017, respectively)		20,483,037	17,187,453
Deferred tax liabilities-current (including deferred tax liabilities-current of the consolidated VIEs without recourse to TAL Education Group of $57,230 and $nil as of February 29, 2016 and February 28, 2017, respectively)		0	91,730
Total current liabilities		667,140,343	383,163,427
Deferred revenue-non-current (including deferred revenue-non-current of the consolidated VIEs without recourse to TAL Education Group of $8,346,457 and $14,726,473 as of February 29, 2016 and February 28, 2017, respectively)		14,726,473	8,346,457
Amounts due to related parties-non-current (including amounts due to related parties-non-current of the consolidated VIEs without recourse to TAL Education Group of $nil and $nil as of February 29, 2016 and February 28, 2017, respectively)	[2]	2,840,000	0
Deferred tax liabilities-non-current (including deferred tax liabilities-non-current of the consolidated VIEs without recourse to TAL Education Group of $1,164,389 and $13,063,488 as of February 29, 2016 and February 28, 2017, respectively)		13,185,886	1,304,361
Bond payable (including bond payable of the consolidated VIEs without recourse to TAL Education Group of $nil and $nil as of February 29, 2016 and February 28, 2017, respectively)		225,148,918	227,827,301
Long-term debt (including long-term debt of the consolidated VIEs without recourse to TAL Education Group of $nil and $nil as of February 29, 2016 and February 28, 2017, respectively)		225,000,000	0
Total liabilities		1,148,041,620	620,641,546
Commitments and contingencies (Note 20)
Equity
Additional paid-in capital		141,968,264	108,404,873
Statutory reserve		28,407,421	22,981,900
Retained earnings		417,835,502	306,381,011
Accumulated other comprehensive (loss)/ income		55,869,132	(949,647)
Total TAL Education Group's equity		644,244,906	436,979,903
Noncontrolling interest		36,619,425	3,757,584
Total equity		680,864,331	440,737,487
Total liabilities and equity		1,828,905,951	1,061,379,033
Common Class A [Member]
Equity
Common shares		93,131	90,310
Total equity		93,131	90,310
Common Class B [Member]
Equity
Common shares		71,456	71,456
Total equity		$ 71,456	$ 71,456

[1]	The amounts due from related parties represent loans, prepayments to certain investees and advance received by an investee on behalf of the Group.
[2]	The amounts due to related parties are in connection with investment payable and advances received on behalf of certain investees.